Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for Quarterly Reports on Form 10-Q. Accordingly, certain information and footnote disclosure normally included in financial statements prepared in accordance with U.S. GAAP has been condensed or omitted pursuant to such rules and regulations. These interim financial statements should be read in conjunction with the audited financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 as filed with the SEC on March 23, 2023.

In the opinion of management, the unaudited interim financial statements reflect all adjustments, which are normal recurring adjustments, necessary for the fair presentation of the financial information for the interim periods presented. The results of operations for the three and nine months ended September 30, 2023 are not necessarily indicative of the operating results for the full fiscal year or any future period.

The accompanying unaudited financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company has incurred recurring losses and negative cash flows from operations. If the Company encounters unforeseen factors that impact the Company’s current business plan or its ability to generate revenue from the commercialization of Twirla, the Company believes it has the ability to revise its commercial plans, including curtailing sales and marketing spending, to allow it to continue to fund its operations.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company's financial position for the periods presented.

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates and judgments on historical experience and various other assumptions that it believes are reasonable under the circumstances. The amounts of assets and liabilities reported in the Company’s balance sheets and the amounts of revenue and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, revenue recognition, costs of product revenues, inventory reserves, the accounting for common stock warrants, stock-based compensation, and accounting for research and development costs. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company bases its estimates and judgments on historical experience and various other assumptions that it believes are reasonable under the circumstances. The amounts of assets and liabilities reported in the Company’s balance sheets and the amounts of revenue and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, revenue recognition, costs of product revenues, the accounting for common stock warrants, stock-based compensation, and accounting for research and development costs. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Risks and Uncertainties

Risks and Uncertainties

While Twirla has been approved by the FDA, other potential product candidates developed by the Company will require approval from the FDA prior to commercial sales. There can be no assurance that the Company’s other product candidates will receive the required approval. If the Company is denied approval or such approval is delayed, or is unable to obtain the necessary financing to complete development and approval, there could be a material adverse impact on the Company’s financial condition and results of operations.

It should be noted that the possibility of continued public health threats could adversely affect the Company’s ongoing or planned business operations. For example, the coronavirus (“COVID-19”) pandemic previously resulted in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, access restrictions, restrictions on public gatherings, and stay at home orders. The most significant impacts to the Company’s business were encountered by sales representatives promoting Twirla in the field, as some offices limited opportunities for face-to-face interactions with healthcare providers. Re-implementation of COVID-19 restrictions, if necessary in the future, may disrupt the Company’s business and/or could adversely affect the Company’s commercialization plans and results. The Company cannot presently predict the scope and severity of any potential business shutdowns or disruptions, but if the Company or any of the third parties with whom the Company engages, including personnel at third-party manufacturing facilities and other third parties with whom the Company conducts business, were to experience shutdowns or other business disruptions, the Company’s ability to conduct its business in the manner and on the timeline presently planned could be materially and adversely impacted. Another shutdown necessitating work in a completely remote environment could result in delays to its business activities and commercialization plan. The Company will continue to closely monitor events as they develop, and plan for alternative and mitigating measures that can be implemented if needed.

Risks and Uncertainties

While Twirla has been approved by the FDA, other potential product candidates developed by the Company will require approval from the FDA prior to commercial sales. There can be no assurance that the Company’s other product candidates will receive the required approval. If the Company is denied approval or such approval is delayed, or is unable to obtain the necessary financing to complete development and approval, there could be a material adverse impact on the Company’s financial condition and results of operations.

It should be noted that current public health threats could adversely affect the Company’s ongoing or planned business operations. In particular, the ongoing COVID-19 pandemic has resulted in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, access restrictions, restrictions on public gatherings, and stay at home orders. The effect of these orders, government imposed quarantines and measures the Company has taken, such as implementing work-at-home policies, may negatively impact productivity, disrupt the Company’s business and could delay the Company’s commercialization timeline. The Company cannot presently predict the scope and severity of any potential business shutdowns or disruptions, but if the Company or any of the third parties with whom it engages, including personnel at third-party manufacturing facilities and other third parties with whom the Company conducts business, were to experience shutdowns or other business disruptions, the Company’s ability to conduct its business in the manner and on the timeline presently planned could be materially and adversely impacted. It is unknown how long these conditions will last and what the complete effect will be on the Company. While to date we have been able to continue to execute our overall business plan, some of our business activities have been slowed and taken longer to complete and we continue to adjust to the challenges of operating in a largely remote setting with our employees. We have only recently launched our commercial activities for Twirla and begun engaging with healthcare providers to promote Twirla. We expect that, as we broaden our sales detailing activities, in some instances our sales force may encounter challenges engaging with healthcare providers during this on-going pandemic. Although many areas of the United States have begun to re-open access to offices and other commercial facilities, there continue to be areas where restrictions remain in place, which may have the potential to affect our ability to conduct our business. Further, new variants, including those which are more easily transmissible or resistant to existing vaccines, may lead to new shutdowns or business disruptions in the future. The Company will continue to closely monitor events as they develop and evaluate alternative, mitigating measures it can implement if needed.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid investments with an original maturity of three months or less when purchased to be cash equivalents. All cash and cash equivalents are held in United States financial institutions. Cash and cash equivalents include money market funds that invest primarily in commercial paper and U.S. government and U.S. government agency obligations.

The Company maintains balances with financial institutions in excess of the Federal Deposit Insurance Corporation limit.

Cash and Cash Equivalents

The Company considers all highly-liquid investments with an original maturity of three months or less when purchased to be cash equivalents. All cash and cash equivalents are held in United States financial institutions. Cash and cash equivalents include money market funds that invest primarily in commercial paper and U.S. government and U.S. government agency obligations.

The Company maintains balances with financial institutions in excess of the Federal Deposit Insurance Corporation limit.

Trade Accounts Receivable and Allowances

Trade Accounts Receivable and Allowances

Trade accounts receivable are amounts owed to the Company by its customers for product that has been delivered. The trade accounts receivable are recorded at the invoice amount, less prompt pay and other discounts, chargebacks, and an allowance for credit losses, if any. The allowance for credit losses represents the Company’s estimate of losses over the life of the receivables. The Company evaluates forward-looking economic factors and uses professional judgment to determine the allowance for credit losses. The credit loss reserves are reviewed and adjusted periodically. Credit loss reserves were not material as of September 30, 2023 and December 31, 2022.

Trade accounts receivable are aged based on the contractual payment terms. When the collectability of an invoice is no longer probable, the Company will create a reserve for that specific receivable. If a receivable is determined to be uncollectible, it is charged against the general credit loss reserve or the reserve for the specific receivable, if one exists.

Trade Accounts Receivable and Allowances

Trade accounts receivable are amounts owed to the Company by its customers for product that has been delivered. The trade accounts receivable are recorded at the invoice amount, less prompt pay and other discounts, chargebacks, and an allowance for credit losses, if any. The allowance for credit losses is the Company’s estimate of losses over the life of the receivables. The Company evaluates forward looking economic factors and uses professional judgment to determine the allowance for credit losses. The credit loss reserves are reviewed and adjusted periodically. Credit loss reserves were not material as of December 31, 2022 and 2021, respectively.

Trade accounts receivable are aged based on the contractual payment terms. When the collectability of an invoice is no longer probable, the Company will create a reserve for that specific receivable. If a receivable is determined to be uncollectible, it is charged against the general credit loss reserve or the reserve for the specific receivable, if one exists.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (“ASC”) 825, Financial Instruments, disclosures of fair value information about financial instruments are required, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Cash and cash equivalents (see Note 3) and the Company’s warrant liability (see Note 3) are carried at fair value. The warrant liability is measured at fair value in accordance with ASC 815.

Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which approximates fair value given their short-term nature.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (“ASC”) 825, Financial Instruments, disclosures of fair value information about financial instruments are required, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Cash and cash equivalents and Warrant liability are carried at fair value (see Note 3).

Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which approximates fair value given their short-term nature.

Inventory

Inventory

Inventory is valued utilizing the weighted average costing method. The Company records an inventory reserve for losses associated with dated, expired, excess or obsolete items. This reserve is based on management’s current knowledge with respect to inventory levels, planned production and sales volume assumptions. As of September 30, 2023 and December 31, 2022, inventory reserves approximated $1.4 million and $0.6 million, respectively.

Inventory

Inventory is valued utilizing the weighted average costing method. The Company records an inventory reserve for losses associated with dated, expired, excess or obsolete items. This reserve is based on management’s current knowledge with respect to inventory levels, planned production and sales volume assumptions. During the year ended December 31, 2021, the Company established a reserve of approximately $5.3 million for inventory not expected to be sold prior to its shelf-life date. As of December 31, 2022 inventory reserves approximated $0.6 million.

Property and Equipment

Property and Equipment

Property and equipment, consisting of office equipment, computer equipment and manufacturing equipment, is stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Expenditures incurred after the fixed assets have been put into operation, such as repairs and maintenance, are charged to earnings in the period in which costs are incurred. Improvements and additions are capitalized in accordance with Company policy.

In the third quarter of 2022, the Company transferred manufacturing equipment with a book value of $11.1 million to Corium in exchange for relief from minimum material purchase requirements. The Company recorded a loss of $11.1 million for the year ended December 31, 2022 on this disposition.

Long-Lived Assets

Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment, the Company’s policy is to review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Management does not believe the carrying values of any long-lived assets are impaired as of September 30, 2023.

Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment, the Company’s policy is to review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Management does not believe that there has been any impairment of the carrying value of any long-lived assets as of December 31, 2022.

Research and Development Expense

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expense consists primarily of costs related to personnel, including salaries and other personnel-related expenses, expenses related to manufacturing, clinical trial expenses, consulting fees, and support services used in drug development. All research and development costs are charged to operations as incurred in accordance with ASC 730, Research and Development.

In certain circumstances, the Company is required to make advance payments to vendors for goods or services that will be received in the future for use in research and development activities. In such circumstances, the advance payments are deferred and are expensed when the activity has been performed or when the goods have been received.

Research and Development Expense

Research and development costs are expensed as incurred. Research and development expense consists primarily of costs related to personnel, including salaries and other personnel-related expenses, expenses related to manufacturing, clinical trial expenses, consulting fees and support services used in drug development. All research and development costs are charged to operations as incurred in accordance with ASC 730, Research and Development.

In certain circumstances, the Company is required to make advance payments to vendors for goods or services that will be received in the future for use in research and development activities. In such circumstances, the advance payments are deferred and are expensed when the activity has been performed or when the goods have been received.

Advertising Costs

Advertising Costs

The Company has elected to expense advertising costs when incurred. Advertising costs totaled zero and $0.9 million for the three months ended September 30, 2023 and 2022, respectively, and totaled zero and $6.1 million for the nine months ended September 30, 2023 and 2022, respectively.

Advertising Costs

The Company has elected to expense advertising costs when incurred. Advertising costs totaled $8.2 million, $13.8 million and $5.5 for the years ended December 31, 2022 and 2021 and 2020, respectively.

Deferred Financing Costs

Deferred Financing Costs

Costs directly attributable to the Company’s senior secured term loan (see Note 7) are deferred and reported as a reduction of the related term loan. These costs represent legal fees and other costs related to the term loan and are being amortized utilizing the straight-line method over the term of the loan. Amortization of deferred financing costs charged to interest expense was approximately $44,000 and $146,000 for the three months ended September 30, 2023 and 2022, respectively and was approximately $146,000 and $284,000 for the nine months ended September 30, 2023 and 2022, respectively.

Deferred Financing Costs

Costs directly attributable to the Company’s term loan (see Note 9) are deferred and reported as a reduction of the related term loan. These costs represent legal fees and other costs related to the term loan and are being amortized utilizing the straight-line method over the term of the loan. Amortization of deferred financing costs charged to interest expense was approximately $342,000, $277,000 and $231,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to credit risk consist principally of cash, cash equivalents, and accounts receivable. The Company invests its cash and cash equivalents in interest-bearing accounts in United States financial institutions, the balances of which exceed federally insured limits. The Company mitigates credit risk by limiting the investment type and maturity to securities that preserve capital, maintain liquidity, and have a high credit quality. The Company has not recognized any losses from credit risks on such accounts. The Company has no financial instruments with off balance sheet risk of accounting loss.

Major customers of the Company are defined as those constituting greater than 10% of its total revenue. In the three months ended September 30, 2023, the Company had sales to five customers that individually accounted for more than 10% of its total revenue. These customers had sales of $1.7 million, $1.3 million, $1.1 million, $1.1 million, and $1.1 million, respectively, which represented 93% of total revenues in the three months ended September 30, 2023. In the nine months ended September 30, 2023, the Company had sales to five customers that individually accounted for more than 10% of its total revenue. These customers had sales of $3.2 million, $3.2 million, $3.2 million, $3.0 million and $2.1 million, respectively, which represented 92% of total revenue for the nine months ended September 30, 2023. Accounts receivable related to these five customers comprised 36%, 26%, 18%, 15%, and 0%, of the Company’s total accounts receivable, respectively, as of September 30, 2023. In the three months ended September 30, 2022, the Company had sales to three customers that individually accounted for more than 10% of its total revenue. These customers had sales of $0.7 million, $0.6 million, and $0.6 million, respectively, which represented 30% of total revenues in the three months ended September 30, 2022. In the nine months ended September 30, 2022, the Company had sales to three customers that individually accounted for more than 10% of its total revenue. These customers had sales of $1.9 million, $1.8 million and $1.7 million, respectively, which represented 33% of total revenue for the nine months ended September 30, 2022.

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to credit risk consist principally of cash, cash equivalents and marketable securities. The Company invests its cash, cash equivalents and marketable securities in debt instruments and interest-bearing accounts in United States financial institutions, the balances of which exceed federally insured limits. The Company has not recognized any losses from credit risks on such accounts. The Company mitigates credit risk by limiting the investment type and maturity to securities that preserve capital, maintain liquidity and have a high credit quality. The Company has no financial instruments with off balance sheet risk of accounting loss.

Major customers of the Company are defined as those constituting greater than 10% of its total revenue. In 2022, the Company had sales to four customers that individually accounted for more than 10% of its total revenue. These customers had sales of $2.9 million, $2.7 million, $2.6 million and $1.2 million, respectively, which represented 86% of total revenues in the aggregate. In 2021, the Company had sales to three customers that individually accounted for more than 10% of our total revenue. These customers had sales of $1.3 million, $1.3 million, and $1.2 million, respectively, which represented 93% of total revenues in the aggregate. Accounts receivable related to the four comprised 28%, 29%, 25% and 15%, respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from the sale of its product, Twirla, in accordance with ASC 606, Revenue from Contracts with Customers (ASC 606). The provisions of ASC 606 require the following steps to determine revenue recognition: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

In accordance with ASC 606, the Company recognizes revenue at the point in time when its performance obligation is satisfied by transferring control of the promised goods or services to a customer. In accordance with the Company’s contracts with customers, control of the product is transferred upon the conveyance of title, which occurs when the product is sold to and received by a customer. The Company’s customers are located in the United States and consist primarily of wholesale distributors. Trade accounts receivable due to the Company from contracts with its customers are stated separately in the balance sheet, net of various allowances as described in the Trade Accounts Receivable and Allowance policy.

The amount of revenue recognized by the Company is equal to the amount of consideration that is expected to be received from the sale of product to its customers. Revenue is only recognized when it is probable that a significant reversal will not occur in future periods. To determine whether a significant reversal will occur in future periods, the Company assesses both the likelihood and magnitude of any such potential reversal of revenue.

Twirla is sold to customers at the wholesale acquisition cost (“WAC”). However, the Company records product revenue, net of reserves for applicable variable consideration. These types of variable consideration items reduce revenue and include the following:

●	Distribution services fees;
●	Prompt pay and other discounts;
●	Product returns;
●	Chargebacks;
●	Rebates; and
●	Co-payment assistance.

An estimate for each variable consideration item is made and is recorded in conjunction with the revenue being recognized. Generally, if the estimated amount is payable to a customer, it is recorded as a reduction to accounts receivable. If the estimated amount is payable to an entity other than a customer, it is recorded as a current liability. An estimated amount of variable consideration may differ from the actual amount. At each balance sheet date, these provisions are analyzed, and adjustments are made if necessary. Any adjustments made to these provisions would affect net product revenue and earnings in the current period.

In accordance with ASC 606, the Company must make significant judgments to determine the estimate for certain variable consideration. For example, the Company must estimate the percentage of end-users that will obtain the product through public insurance such as Medicaid or through private commercial insurance. To determine these estimates, the Company relied on industry standard data and trend analysis since historical sales data was not available as Twirla was launched in December 2020. As historical data continues to become available, the Company will incorporate that data into its estimates of variable consideration.

The specific considerations that the Company uses in estimating these amounts related to variable considerations are as follows:

Distribution services fees – The Company pays distribution service fees to its wholesale distributors. These fees are a contractually fixed percentage of WAC and are calculated at the time of sale based on the purchase amount. The Company records these fees as contra trade accounts receivable on the balance sheet.

Prompt pay and other discounts – The Company incentivizes its customers to pay their invoices on time through prompt pay discounts. These discounts are an industry standard practice and the Company offers a prompt pay discount to each wholesale distributor customer. The specific prompt pay terms vary by customer and are contractually fixed. Prompt pay discounts are typically taken by the Company’s customers, so an estimate of the discount is recorded at the time of sale based on the WAC. Prompt pay discount estimates are recorded as contra trade accounts receivable on the balance sheet.

The Company may also give other discounts to its customers to incentivize purchases and promote customer loyalty. The terms of such discounts may vary by customer. These discounts reduce gross product revenue at the time the revenue is recorded.

Product returns – Customers have the right to return product that is within six months or less of the labeled expiration date or that is past the expiration date by no more than twelve months. Twirla was commercially launched in December 2020 and with limited historical sales data, an estimate for product returns as of September 30, 2023 was made based on industry standard data and trend analysis. Estimated product returns are recorded as other current liabilities in accrued expenses on the balance sheet.

Chargebacks – Certain covered entities and government entities will be able to purchase the product at a price discounted below WAC. The difference between the government or covered entity purchase price and the wholesale distributor purchase price of WAC will be charged back to the Company. The Company estimates the amount in chargebacks based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Estimated chargebacks are recorded as contra trade accounts receivable on the balance sheet.

Rebates – The Company will be subject to mandatory discount obligations under the Medicaid and Tricare programs. The rebate amounts for these programs are determined by statutory requirements or contractual arrangements. Rebates are owed after the product has been dispensed to an end user and the Company has been invoiced. Rebates for Medicaid and Tricare are typically invoiced in arrears. The Company estimates the amount in rebates based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Rebate estimates are recorded as other current liabilities in accrued expenses on the balance sheet.

Co-payment assistance – The Company offers a co-payment assistance program to commercially insured patients whose insurance requires a co-payment to be made when filling their prescription. This is a voluntary program that is intended to provide financial assistance to patients meeting certain eligibility requirements. The Company estimates the amount of co-payment assistance based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Co-payment assistance estimates are recorded as other current liabilities in accrued expenses on the balance sheet.

Provisions for the revenue reserves described above totaled $8.5 million and $3.2 million for the three months ended September 30, 2023 and 2022, respectively, and $19.3 million and $6.1 million for the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023, reserves on the balance sheet associated with variable consideration were $7.4 million.

Revenue Recognition

The Company recognizes revenue from the sale of its product, Twirla, in accordance with ASC 606, Revenue from Contracts with Customers (ASC 606). The provisions of ASC 606 require the following steps to determine revenue recognition: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

In accordance with ASC 606, the Company recognizes revenue at the point in time when its performance obligation is satisfied by transferring control of the promised goods or services to a customer. In accordance with the Company’s contracts with customers, control of the product is transferred upon the conveyance of title, which occurs when the product is sold to and received by a customer. The Company’s customers are located in the United States and consist primarily of wholesale distributors. Trade accounts receivable due to the Company from contracts with its customers are stated separately in the balance sheet, net of various allowances as described in the Trade Accounts Receivable and Allowance policy.

The amount of revenue recognized by the Company is equal to the amount of consideration that is expected to be received from the sale of product to its customers. Revenue is only recognized when it is probable that a significant reversal will not occur in future periods. To determine whether a significant reversal will occur in future periods, the Company assesses both the likelihood and magnitude of any such potential reversal of revenue.

Twirla is sold to customers at the wholesale acquisition cost (WAC). However, the Company records product revenue, net of reserves for applicable variable consideration. These types of variable consideration items reduce revenue and include the following:

●	Distribution services fees
●	Prompt pay and other discounts
●	Product returns
●	Chargebacks
●	Rebates
●	Co-payment assistance

An estimate for each variable consideration item is made and is recorded in conjunction with the revenue being recognized. Generally, if the estimated amount is payable to a customer, it is recorded as a reduction to accounts receivable. If the estimated amount is payable to an entity other than a customer, it is recorded as a current liability. An estimated amount of variable consideration may differ from the actual amount. At each balance sheet date, these provisions are analyzed, and adjustments are made if necessary. Any adjustments made to these provisions would affect net product revenue and earnings in the current period.

In accordance with ASC 606, the Company must make significant judgments to determine the estimate for certain variable consideration. For example, the Company must estimate the percentage of end-users that will obtain the product through public insurance such as Medicaid or through private commercial insurance. To determine these estimates, the Company relied on industry standard data and trend analysis since historical sales data was not available as Twirla was launched in December 2020. As historical data becomes available, the Company will incorporate that data into its estimates of variable consideration.

The specific considerations that the Company uses in estimating these amounts related to variable considerations are as follows.

Distribution services fees – The Company pays distribution service fees to its wholesale distributors. These fees are a contractually fixed percentage of WAC and are calculated at the time of sale based on the purchase amount. The Company records these fees as contra trade accounts receivable on the balance sheet.

Prompt pay and other discounts – The Company incentivizes its customers to pay their invoices on time through prompt pay discounts. These discounts are an industry standard practice and the Company offers a prompt pay discount to each wholesale distributor customer. The specific prompt pay terms vary by customer and are contractually fixed. Prompt pay discounts are typically taken by the Company’s customers, so an estimate of the discount is recorded at the time of sale based on the WAC. Prompt pay discount estimates are recorded as contra trade accounts receivable on the balance sheet.

The Company may also give other discounts to its customers to incentivize purchases and promote customer loyalty. The terms of such discounts may vary by customer. These discounts reduce gross product revenue at the time the revenue is recorded.

Product returns – Customers have the right to return product that is within six months or less of the labeled expiration date or that is past the expiration date by no more than twelve months. Twirla was commercially launched in December 2020 and with limited historical sales data, an estimate for product returns as of December 31, 2022 was made based on industry standard data and trend analysis. Estimated product returns are recorded as contra trade accounts receivable on the balance sheet.

Chargebacks – Certain government entities and covered entities will be able to purchase the product at a price discounted below WAC. The difference between the government or covered entity purchase price and the wholesale distributor purchase price of WAC will be charged back to the Company. The Company estimates the amount in chargebacks based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Estimated chargebacks are recorded as contra trade accounts receivable on the balance sheet.

Rebates – The Company will be subject to mandatory discount obligations under the Medicaid and Tricare programs. The rebate amounts for these programs are determined by statutory requirements or contractual arrangements. Rebates are owed after the product has been dispensed to an end user and the Company has been invoiced. Rebates for Medicaid and Tricare are typically invoiced in arrears. The Company estimates the amount in rebates based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Rebate estimates are recorded as other current liabilities in accrued expenses on the balance sheet.

Co-payment assistance - The Company offers a co-payment assistance program to commercially insured patients whose insurance requires a co-payment to be made when filling their prescription. This is a voluntary program that is intended to provide financial assistance to patients meeting certain eligibility requirements. The Company estimates the amount of co-payment assistance based on the expected number of claims and related cost that is associated with the revenue being recognized for product that remains in the distribution channel at the end of each reporting period. Co-payment assistance estimates are recorded as other current liabilities in accrued expenses on the balance sheet.

The following table provides a summary of the Company’s sales allowances and related accruals for the year ended December 31, 2022 which have been deducted in arriving at revenues, net.

	December 31,	Allowances for	Payments &	December 31,
	2021	current period sales	credits	2022
Customer credits, discounts and allowances (contra accounts receivable)	$371	$5,891	$(3,268)	$2,994
Rebates and co-pay assistance (accrued expenses)	669	4,434	(2,771)	2,332
Total	$1,040	$10,325	$(6,039)	$5,326

Warrants

Warrants

The Company accounts for its warrants to purchase common stock in accordance with ASC 480, Distinguishing Liabilities from Equity.

In connection with entering into a senior secured term loan facility in February 2020 (the “Perceptive Credit Agreement”), the Company issued warrants to purchase 700 shares of its common stock to the lender, Perceptive Credit Holdings III, L.P. (“Perceptive”). In connection with an amendment to that facility in February 2021, the Company issued warrants to purchase 225 shares of the Company’s common stock (collectively, the “Perceptive Warrants”). The Perceptive Warrants qualify for equity classification and have been allocated based upon the relative fair value of the base instrument and the warrant. In March 2023, in connection with the Waiver and Sixth Amendment to the Perceptive Credit Agreement, the Company amended and restated the Perceptive Warrants to reset the strike price of the Perceptive Warrants. In October 2023, in connection with the Seventh Amendment to the Perceptive Credit Agreement, the Company reset the strike price of the Perceptive Warrants. See Notes 7 and 8 for additional information.

In connection with an underwritten public offering completed in October 2021, the Company issued warrants to purchase 6,660 shares of its common stock. These warrants are classified as liabilities, were measured at fair value upon issuance, with subsequent changes in fair value reported in the Statements of Operations and Comprehensive Loss each reporting period. This offering also triggered an adjustment to the exercise price of the Perceptive Warrants, which resulted in a reduction of the strike price for these warrants. This reduction resulted in an immaterial increase to additional paid-in-capital. See Notes 7 and 8 for additional information.

In connection with a registered direct offering completed in March 2022, the Company issued warrants to purchase 24,856 shares of its common stock. These warrants are classified as liabilities, were measured at fair value upon issuance, with subsequent changes in fair value reported in the Statement of Operations each reporting period. This offering also triggered an adjustment to the exercise price of the Perceptive Warrants, which resulted in a reduction of the strike price for these warrants. This reduction resulted in an immaterial increase to additional paid-in-capital. See Notes 7 and 8 for additional information.

In connection with a letter agreement and waiver entered into with an investor on April 2022, the Company issued warrants to purchase 4,243 shares of common stock. These warrants are classified as liabilities, were measured at fair value upon issuance, with subsequent changes in fair value reported in the Statement of Operations each reporting period. See Note 8 for additional information.

In connection with a public offering completed in July 2022, the Company issued warrants to purchase 1,093,333 shares of its common stock, of which 533,333 warrants expired unexercised in July 2023. These warrants are classified as liabilities, were measured at fair value upon issuance, with subsequent changes in fair value reported in the Statement of Operations each reporting period. This offering also triggered an adjustment to the exercise price of the Perceptive Warrants, which resulted in a reduction of the strike price for these warrants.

In connection with a public offering completed in May 2023, the Company issued warrants to purchase 3,792,572 shares of its common stock. These warrants are classified as liabilities, were measured at fair value upon issuance, with subsequent changes in fair value reported in the Statement of Operations each reporting period. This offering also triggered an adjustment to the exercise price of the Perceptive Warrants, which resulted in a reduction of the strike price for these warrants.

Warrants

The Company accounts for its warrants to purchase common stock in accordance with ASC 480, Distinguishing Liabilities from Equity.

In connection with entering into a senior secured term loan facility in February 2020, the Company issued warrants to purchase 35,000 shares of its common stock to the lender, Perceptive Credit Holdings III, L.P. (“Perceptive”). In connection with an amendment to that facility in February 2021, the Company issued warrants to purchase 11,250 shares of the Company’s common stock (collectively, the “Perceptive Warrants”). The Perceptive Warrants qualify for equity classification and have been allocated based upon the relative fair value of the base instrument and the warrant. The Perceptive Warrants were subject to repricing in the event of an offering of securities at a price lower than the existing strike price before December 31, 2022. In connection with the Sixth Amendment, we amended and restated the Perceptive Warrants to reset the strike price of the Perceptive Warrants. See Notes 9 and 10 for additional information.

In connection with an underwritten public offering completed in October 2021, the Company issued warrants to purchase 333,333 shares of its common stock. This offering also triggered an adjustment to the exercise price of the Perceptive Warrants, which resulted in a reduction of the strike price for these warrants. This reduction resulted in an immaterial increase to additional paid-in-capital. See Notes 9 and 10 for additional information.

In connection with a registered direct offering completed in March 2022, the Company issued warrants to purchase 1,242,813 shares of its common stock. This offering also triggered an adjustment to the exercise price of the Perceptive Warrants, which resulted in a reduction of the strike price for these warrants. This reduction resulted in an immaterial increase to additional paid-in-capital. See Notes 9 and 10 for additional information.

In connection with a letter agreement and waiver entered into with an investor on April 2022, the Company issued warrants to purchase 212,188 shares of common stock. See Note 10 for additional information.

In connection with a public offering completed in July 2022, the Company issued warrants to purchase 54,666,665 shares of its common stock. This offering also triggered an adjustment to the exercise price of the Perceptive Warrants, which resulted in a reduction of the strike price for these warrants.

Income Taxes

Income Taxes

The Company accounts for deferred taxes using the asset and liability method as specified by ASC 740, Income Taxes. Deferred income tax assets and liabilities are determined based on differences between the financial statement reporting and the tax basis of assets and liabilities, operating losses and tax credit carryforwards. Deferred income taxes are measured using the enacted tax rates and laws that are anticipated to be in effect when the differences are expected to reverse. The measurement of deferred income tax assets is reduced, if necessary, by a valuation allowance for any tax benefits which are not expected to be realized. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted.

The Company has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which prescribes a comprehensive model for the financial statement recognition, measurement, presentation, and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The Company has no uncertain tax positions as of September 30, 2023 that qualify for either recognition or disclosure in the financial statements under this guidance.

Income Taxes

The Company accounts for deferred taxes using the asset and liability method as specified by ASC 740, Income Taxes. Deferred income tax assets and liabilities are determined based on differences between the financial statement reporting and the tax basis of assets and liabilities, operating losses and tax credit carryforwards. Deferred income taxes are measured using the enacted tax rates and laws that are anticipated to be in effect when the differences are expected to reverse. The measurement of deferred income tax assets is reduced, if necessary, by a valuation allowance for any tax benefits which are not expected to be realized. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted.

The Company has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions which prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The Company has no uncertain tax positions as of December 31, 2022 that qualify for either recognition or disclosure in the financial statements under this guidance.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. The Company grants stock options for a fixed number of shares to employees and non-employees with an exercise price equal to no less than the fair value of the shares at grant date. Compensation cost is recognized for all share-based payments granted and is based on the grant-date fair value estimated using the weighted-average assumption of the Black-Scholes option pricing model based on key assumptions such as stock price, expected volatility and expected term. The Company elects to account for forfeitures when they occur. The equity instrument is not considered to be issued until the instrument vests. As a result, compensation cost is recognized over the requisite service period with an offsetting credit to additional paid-in capital.

The Company also awards restricted stock units (“RSUs”) to employees and its board of directors. RSUs are generally subject to forfeiture if employment terminates prior to the completion of the vesting restrictions. The Company expenses the cost of the RSUs, which is determined to be the fair market value of the shares of common stock underlying the RSUs at the date of grant, ratably over the period during which the vesting restrictions lapse.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. The Company grants stock options for a fixed number of shares to employees and non-employees with an exercise price equal to the fair value of the shares at grant date. Compensation cost is recognized for all share-based payments granted and is based on the grant-date fair value estimated using the weighted-average assumption of the Black-Scholes option pricing model based on key assumptions such as stock price, expected volatility and expected term. The Company elects to account for forfeitures when they occur. The equity instrument is not considered to be issued until the instrument vests. As a result, compensation cost is recognized over the requisite service period with an offsetting credit to additional paid-in capital.

The Company also awards restricted stock units (“RSUs”) to employees and its board of directors. RSUs are generally subject to forfeiture if employment terminates prior to the completion of the vesting restrictions. The Company expenses the cost of the RSUs, which is determined to be the fair market value of the shares of common stock underlying the RSUs at the date of grant, ratably over the period during which the vesting restrictions lapse. Cost associated with performance-based restricted stock units with a performance condition which affects the vesting is recognized only if the performance condition is probable of being satisfied.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating and reporting segment, which is the business of commercializing its transdermal patch for use in contraception.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, common stock warrants, unvested RSUs and stock options are considered to be potentially dilutive securities but are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive, and therefore, basic and diluted net loss per share were the same for all periods presented.

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share for the three and nine months ended September 30, 2023 and 2022, respectively, because to do so would be anti-dilutive (in common equivalent shares):

	September 30,
	2023	2022
Common stock warrants	4,484,077	36,691
Unvested restricted stock units	135,037	142
Common stock options	43,510	5,778
Total	4,662,624	42,611

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, common stock warrants, unvested RSUs and stock options are considered to be potentially dilutive securities but are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive and therefore, basic and diluted net loss per share were the same for all periods presented.

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share for the years ended December 31, 2022, 2021 and 2020, respectively, because to do so would be anti-dilutive (in common equivalent shares):

	Year Ended December 31,
	2022	2021	2020
Common stock warrants	56,501,249	379,583	35,000
Unvested restricted stock units	6,461	8,325	3,995
Common stock options	397,818	259,145	212,977
Total	56,905,528	647,053	251,972

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that the Company adopts as of the specified effective date. Unless otherwise discussed below, the Company does not believe that the adoption of recently issued standards have or may have a material impact on its consolidated financial statements or disclosures.

The Company did not adopt any new accounting pronouncements during the nine months ended September 30, 2023 that had a material effect on its financial statements.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that the Company adopts as of the specified effective date. Unless otherwise discussed below, the Company does not believe that the adoption of recently issued standards have or may have a material impact on our consolidated financial statements or disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments, including trade receivables. ASU 2016-13 was adopted by the Company on January 1, 2020 and had no current impact on the Company as the Company did not have any financial instruments covered by the topic on the date of adoption.  Subsequent to the adoption date, the allowance for credit losses is immaterial.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). This guidance simplifies the accounting for income taxes by, among other things, reducing complexity in the interim-period accounting for year-to-date loss limitations and changes in tax laws. The adoption of this standard did not have a material impact on its financial statements.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848), an expansion of ASU 2020-04: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2021-01”). This guidance permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest) in connection with reference rate reform activities under way in global financial markets (the “discounting transition”). The guidance was effective immediately and did not have an impact on our consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying financial statements.